Net Loss (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) Per Share (Parenthetical) (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share amount		1,673,618	2,647,008
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share amount	1,800,000	1,900,000	1,300,000